SCHEDULE II - Condensed Financial Information Of Registrant Condensed Balance Sheets (Parent Company) (Detail) - USD ($) $ / shares in Units, $ in Millions		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Assets
Other assets		$ 1,348.5	$ 1,158.9
Total assets		88,690.8	75,465.0
Liabilities and Shareholders' Equity
Accounts payable, accrued expenses, and other liabilities	[1]	7,002.2	5,532.8
Debt	[2]	6,888.6	6,388.3
Total liabilities		68,413.7	59,574.0
Serial Preferred Shares, Series B, no par value (cumulative, liquidation preference of $1,000 per share) (authorized, issued, and outstanding 0.5)		493.9	493.9
Common shares, $1.00 par value (authorized 900.0; issued 797.6, including treasury shares of 212.3 and 212.7)		585.3	584.9
Paid-in capital		2,013.1	1,893.0
Retained earnings		18,800.5	15,721.2
Total accumulated other comprehensive income (loss)		(1,615.7)	(2,802.0)	$ 40.7	$ 931.7
Total shareholders’ equity		20,277.1	15,891.0	$ 18,231.6
Total liabilities and shareholders’ equity		$ 88,690.8	$ 75,465.0
Common Shares, par value (USD per share)		$ 1.00	$ 1.00	$ 1.00
Common Shares, authorized (shares)		900,000,000.0	900,000,000.0
Common Shares, issued (shares)		797,600,000	797,600,000
Treasury Stock, Common, Shares		212,300,000	212,700,000
Series B Preferred Stock
Liabilities and Shareholders' Equity
Preferred Stock, Liquidation Preference Per Share						$ 1,000
Preferred shares, issued (in shares)						500,000
Serial Preferred Stock
Liabilities and Shareholders' Equity
Preferred shares, authorized (in shares)		20,000,000.0	20,000,000.0
Serial Preferred Stock | Series B Preferred Stock
Liabilities and Shareholders' Equity
Preferred shares, authorized (in shares)		500,000	500,000
Preferred stock, par value		$ 0	$ 0	$ 0
Preferred Stock, Liquidation Preference Per Share		$ 1,000	$ 1,000
Preferred shares, issued (in shares)		500,000	500,000
Preferred Stock, Shares Outstanding (in shares)		500,000	500,000
Parent Company
Assets
Investment in affiliate		$ 5.0	$ 5.0
Investment in subsidiaries		23,409.9	17,911.8
Receivable from investment subsidiary		3,791.4	4,098.7
Intercompany receivable		886.7	466.2
Net federal deferred income taxes		65.6	64.3
Other assets		165.4	150.6
Total assets		28,324.0	22,696.6
Liabilities and Shareholders' Equity
Accounts payable, accrued expenses, and other liabilities		1,158.3	417.3
Debt	[3]	6,888.6	6,388.3
Total liabilities		8,046.9	6,805.6
Serial Preferred Shares, Series B, no par value (cumulative, liquidation preference of $1,000 per share) (authorized, issued, and outstanding 0.5)	[4]	493.9	493.9
Common shares, $1.00 par value (authorized 900.0; issued 797.6, including treasury shares of 212.3 and 212.7)		585.3	584.9
Paid-in capital		2,013.1	1,893.0
Retained earnings		18,800.5	15,721.2
Total accumulated other comprehensive income (loss)		(1,615.7)	(2,802.0)
Total shareholders’ equity		20,277.1	15,891.0
Total liabilities and shareholders’ equity		$ 28,324.0	$ 22,696.6
Common Shares, par value (USD per share)		$ 1.00	$ 1.00
Common Shares, authorized (shares)		900,000,000.0	900,000,000.0
Common Shares, issued (shares)		797,600,000	797,600,000
Treasury Stock, Common, Shares		212,300,000	212,700,000
Parent Company | Serial Preferred Stock
Liabilities and Shareholders' Equity
Preferred shares, authorized (in shares)		20,000,000.0	20,000,000.0
Parent Company | Serial Preferred Stock | Series B Preferred Stock
Liabilities and Shareholders' Equity
Preferred shares, authorized (in shares)		500,000	500,000
Preferred stock, par value		$ 0	$ 0
Preferred Stock, Liquidation Preference Per Share		$ 1,000	$ 1,000
Preferred shares, issued (in shares)		500,000	500,000
Preferred Stock, Shares Outstanding (in shares)		500,000	500,000

[1]	See Note 1 – Reporting and Accounting Policies, Commitments and Contingencies and Note 12 – Litigation for further discussion.
[2]	Consists of long-term debt. See Note 4 – Debt for further discussion.
[3]	Consists of long-term debt. See Note 4 – Debt in our Annual Report for further discussion.
[4]	See Note 7 – Subsequent Event in these condensed financial statements.